UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2009

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW November 11,2009

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   71
Form 13F
Information Table Value Total: 495,138 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME	OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES/PRN AMT	SHARES/	PUT / CALL
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

	INVESTMENT	OTHER	VOTING

ALEXANDRIA REAL EST      	COM	015271109	32292	594143	SH		SOLE	01	594143
AMERICA MOVIL SAB       SPONSORED ADR	02364W105	2154	49134	SH		SOLE	01	49134
AMERICAN CAMPUS COMM     	COM	024835100	4036	150333	SH		SOLE	01	150333
AMPHENOL CORP CL  A      	COM	032095101	1055	28000	SH		SOLE	01	28000
APACHE CORP              	COM	037411105	1860	20250	SH		SOLE	01	20250
APPLE INC                	COM	037833100	204	1103	SH		SOLE	01	1103
AVAGO TECHNOLOGIES       	COM	Y0486S104	171	10000	SH		SOLE	01	10000
BECTON DICKINSON         	COM	075887109	1172	16800	SH		SOLE	01	16800
BEST BUY CO INC          	COM	086516101	161	4300	SH		SOLE	01	4300
BOEING CO                	COM	097023105	1029	19000	SH		SOLE	01	19000
BOSTON PROPERTIE INC     	COM	101121101	20242	308806	SH		SOLE	01	308806
BURLINGTON NTH SANTA     	COM	12189T104	140	1750	SH		SOLE	01	1750
CATERPILLAR INC          	COM	149123101	1320	25711	SH		SOLE	01	25711
CBL & ASSOC PROP         	COM	124830100	19359	1995747	SH		SOLE	01	1995747
CHECK POINT SOFTWARE     	COM	M22465104	1120	39500	SH		SOLE	01	39500
CISCO SYSTEMS INC        	COM	17275R102	903	38343	SH		SOLE	01	38343
COCA COLA COMPANY        	COM	191216100	1343	25000	SH		SOLE	01	25000
COCA-COLA FEMSA SA      SPONSORED ADR	191241108	1058	22000	SH		SOLE	01	22000
CORPORATE OFFICE PRO     	COM	22002T108	3141	85174	SH		SOLE	01	85174
COSTCO WHSL CORP NEW     	COM	22160K105	1128	20000	SH		SOLE	01	20000
DESARROLLADO-ADR        SPONSORED ADR	25030W100	1559	41270	SH		SOLE	01	41270
DIGITAL REALTY TRUST     	COM	253868103	49581	1084692	SH		SOLE	01	1084692
DOUGLAS EMMETT INC       	COM	25960P109	22274	1813827	SH		SOLE	01	1813827
DUPONT FABROS            	COM	26613Q106	9765	732527	SH		SOLE	01	732527
EQUITY LIFESTYLE PRP     	COM	29472R108	5509	128743	SH		SOLE	01	128743
ESSEX PROPERTY TRUST     	COM	297178105	541	6796	SH		SOLE	01	6796
EXTRA SPACE STORAGE      	COM	30225T102	10443	989900	SH		SOLE	01	989900
FEDERAL RLTY INV TST     	COM	313747206	3525	57435	SH		SOLE	01	57435
FLOWSERVE CORP           	COM	34354P105	1429	14500	SH		SOLE	01	14500
FLUOR CORP NEW           	COM	343412102	1346	26468	SH		SOLE	01	26468
GENERAL ELECTRIC CO      	COM	369604103	1911	116400	SH		SOLE	01	116400
GOLDCORP INC             	COM	380956409	1289	30000	SH		SOLE	01	30000
GOLDMAN SACHS GROUP      	COM	38141G104	1733	9400	SH		SOLE	01	9400
Grupo Aeroportuario     SPONSORED ADR	40051E202	219	5125	SH		SOLE	01	5125
GRUPO TELEVISA ADR      SPONSORED ADR	40049J206	1273	68500	SH		SOLE	01	68500
HARLEY DAVIDSON INC      	COM	412822108	81	3530	SH		SOLE	01	3530
HCP INC                  	COM	40414L109	17264	600685	SH		SOLE	01	600685
HEALTH CARE REIT INC     	COM	42217K106	35064	842468	SH		SOLE	01	842468
HOME PROPERTIES INC      	COM	437306103	29770	690880	SH		SOLE	01	690880
HORSEHEAD HOLDING        	COM	440694305	176	15000	SH		SOLE	01	15000
INT BUSINESS MACHINE     	COM	459200101	957	8000	SH		SOLE	01	8000
INTEL CORPORATION        	COM	458140100	196	10000	SH		SOLE	01	10000
JOHNSON AND JOHNSON      	COM	478160104	1279	21000	SH		SOLE	01	21000
JOY GLOBAL INC           	COM	481165108	1477	30187	SH		SOLE	01	30187
KIMCO REALTY CORP        	COM	49446R109	28509	2186300	SH		SOLE	01	2186300
MINAS BUENAVENT ADR     SPONSORED ADR	204448104	1349	38300	SH		SOLE	01	38300
MONSANTO CO              	COM	61166W101	1122	14500	SH		SOLE	01	14500
MORGAN STANLEY           	COM	617446448	232	7500	SH		SOLE	01	7500
NII HOLDINGS INC         	COM	62913F201	1634	54367	SH		SOLE	01	54367
ORACLE CORP              	COM	68389X105	1324	63532	SH		SOLE	01	63532
PETROHAWK ENERGY         	COM	716495106	605	25000	SH		SOLE	01	25000
PETROLEO BRASIL-ADR     SPONSORED ADR	71654V408	2295	50000	SH		SOLE	01	50000
PHILIP MORRIS INTL       	COM	718172109	1511	31000	SH		SOLE	01	31000
PUBLIC STORAGE           	COM	74460D109	22461	298521	SH		SOLE	01	298521
QUALCOMM INC             	COM	747525103	1691	37602	SH		SOLE	01	37602
REGENCY CENTERS CORP     	COM	758849103	1048	28275	SH		SOLE	01	28275
RESEARCH IN MOTION       	COM	760975102	1376	19009	SH		SOLE	01	19009
SALESFORCE.COM INC       	COM	79466L302	278	4889	SH		SOLE	01	4889
SENECA FOODS CORP A      	COM	817070501	1507	55000	SH		SOLE	01	55000
SIMON PROPERTY GROUP     	COM	828806109	72606	1045750	SH		SOLE	01	1045750
SPIRIT AEROSYS HLDG      	COM	848574109	1066	59000	SH		SOLE	01	59000
STEEL DYNAMICS INC       	COM	858119100	1457	95000	SH		SOLE	01	95000
SUNCOR ENERGY INC        	COM	867224107	1103	29500	SH		SOLE	01	29500
TANGER FACTORY OUT       	COM	875465106	17799	476678	SH		SOLE	01	476678
TAUBMAN CENTERS INC      	COM	876664103	25494	706605	SH		SOLE	01	706605
TRANSOCEAN LTD           	COM	H8817H100	1043	12194	SH		SOLE	01	12194
VALE SA-SP ADR          SPONSORED ADR	91912E105	1667	72061	SH		SOLE	01	72061
VARIAN MEDICAL SYSTM     	COM	92220P105	190	4500	SH		SOLE	01	4500
VORNADO REALTY TRUST     	COM	929042109	11146	173053	SH		SOLE	01	173053
WELLS FARGO CO           	COM	949746101	1095	38846	SH		SOLE	01	38846
XILINX INC               	COM	983919101	984	42000	SH		SOLE	01	42000